Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets
Net operating loss carryforwards in China	$ 41,269,603	$ 27,994
Total deferred tax assets	41,269,603	27,994
Deferred tax liabilities
Intangible assets from acquisition	(32,580,236)
Amortization	522,528
Intangible assets impairment	30,110,105
Total deferred tax liabilities	(1,947,603)
Net deferred tax asset (liabilities) before allowance	39,322,000	27,994
Valuation allowance	(41,269,603)	(27,994)
Total net deferred tax (liability)	$ (1,947,603)